Income Taxes - Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax expense at federal income tax rate					$ 2,835	$ 1,810
State taxes					71	(76)
Tax-exempt interest					(617)	(535)
Bank-owned life insurance					1	1
Stock compensation					260	295
Interest expense exclusion					29	25
Meals and entertainment					99	95
Club dues					56	32
Deferred Tax Valuation Adjustment					834
Other					19	(38)
Total	$ 688	$ 993	$ 1,179	$ 1,164	$ 3,587	$ 1,609
Tax expense at federal income tax rate	21.00%		21.00%		34.00%	34.00%
State taxes					0.85%	(1.43%)
Tax-exempt interest					(7.40%)	(10.05%)
Bank-owned life insurance					0.01%	0.02%
Stock compensation					3.12%	5.54%
Interest expense exclusion					0.35%	0.47%
Meals and entertainment					1.19%	1.78%
Club dues					0.67%	0.60%
Deferred Tax Valuation Adjustment					10.00%	0.00%
Other					0.22%	(0.71%)
Total	20.40%	33.10%	20.10%	34.30%	43.01%	30.22%